Liability for Unpaid Claims and Claim Adjustment Expenses - Unpaid Claims and Claims Adjustment Expenses (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period		$ 196.6	$ 152.8		$ 152.8
Future policy benefits					54.5
Paid related to insured events of:
Balance, end of period		250.6		$ 152.8	196.6
Medical Stop-Loss
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period		153.1	114.6	113.1	114.6
Future policy benefits	$ 3.4	7.9	11.2	7.7	12.4
Net balance, beginning of period		140.7	106.9	109.7	106.9
Incurred related to insured events of:
The current year		249.8	239.2	351.9	464.8
Prior years		(11.7)	4.8	(5.2)	3.3
Total incurred		238.1	244.0	346.7	468.1
Paid related to insured events of:
The current year		93.6	87.4	276.7	331.1
Prior years		118.1	100.2	72.8	103.2
Total paid		211.7	187.6	349.5	434.3
Net balance, end of period	109.7	167.1	163.3	106.9	140.7
Balance, end of period	113.1	175.0	174.5	114.6	153.1
Group Life and DI and Other
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period		213.8	182.9	149.4	182.9
Future policy benefits	80.5			55.1	46.7
Net balance, beginning of period		167.1	127.8	68.9	127.8
Incurred related to insured events of:
The current year				221.9	261.3
Prior years				10.5	2.7
Total incurred				232.4	264.0
Paid related to insured events of:
The current year				137.9	172.3
Prior years				35.6	52.4
Total paid				173.5	224.7
Net balance, end of period	68.9			127.8	167.1
Balance, end of period	149.4			182.9	213.8
Group Life and DI
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period		184.2	149.9		149.9
Future policy benefits		41.1	42.1	48.4	41.9
Net balance, beginning of period		142.3	101.5		101.5
Incurred related to insured events of:
The current year		103.5	71.1
Prior years		0.0	3.8
Total incurred		103.5	74.9
Paid related to insured events of:
The current year		42.4	28.4
Prior years		31.6	22.8
Total paid		74.0	51.2
Net balance, end of period		171.8	125.2	101.5	142.3
Balance, end of period		212.9	167.3	149.9	184.2
Other
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period		29.6	33.0		33.0
Future policy benefits		25.6	5.2	6.7	4.8
Net balance, beginning of period		24.8	26.3		26.3
Incurred related to insured events of:
The current year		61.7	53.4
Prior years		1.4	(1.5)
Total incurred		63.1	51.9
Paid related to insured events of:
The current year		37.6	33.4
Prior years		18.8	17.3
Total paid		56.4	50.7
Net balance, end of period		31.5	27.5	26.3	24.8
Balance, end of period		$ 57.1	$ 32.7	33.0	$ 29.6
Predecessor Company | Medical Stop-Loss
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period	122.9			113.1		$ 113.3
Future policy benefits	3.4					3.6	$ 2.8
Net balance, beginning of period	119.3			109.7		110.5
Incurred related to insured events of:
The current year	28.1					371.4
Prior years	(0.5)					(7.6)
Total incurred	27.6					363.8
Paid related to insured events of:
The current year	1.9					256.9
Prior years	35.3					98.1
Total paid	37.2					355.0
Net balance, end of period	109.7					119.3
Balance, end of period	113.1					122.9
Predecessor Company | Group Life and DI and Other
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of period	144.3			149.4		126.3
Future policy benefits	80.5					81.3	$ 81.1
Net balance, beginning of period	63.0			$ 68.9		45.2
Incurred related to insured events of:
The current year	14.4					163.6
Prior years	3.0					7.8
Total incurred	17.4					171.4
Paid related to insured events of:
The current year	1.7					118.6
Prior years	9.8					35.0
Total paid	11.5					153.6
Net balance, end of period	68.9					63.0
Balance, end of period	$ 149.4					$ 144.3
Minimum
Paid related to insured events of:
Reinsurance rates of long-term DI business					45.00%
Maximum
Paid related to insured events of:
Reinsurance rates of long-term DI business					90.00%